World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2014

Dates Covered
Collections Period	09/01/14 - 09/30/14
Interest Accrual Period	09/15/14 - 10/14/14
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/14	535,364,244.53	27,139
Yield Supplement Overcollateralization Amount at 08/31/14	17,978,159.10	0
Receivables Balance at 08/31/14	553,342,403.63	27,139
Principal Payments	20,297,522.82	547
Defaulted Receivables	1,181,289.76	53
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/14	17,034,871.71	0
Pool Balance at 09/30/14	514,828,719.34	26,539

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	7,080,493.78	343
Past Due 61-90 days	2,114,158.80	99
Past Due 91 + days	419,172.33	23
Total	9,613,824.91	465

Total 31+ Delinquent as % Ending Pool Balance	1.87%

Recoveries	879,571.45

Aggregate Net Losses/(Gains) - September 2014	301,718.31

Overcollateralization Target Amount	23,167,292.37
Actual Overcollateralization	23,167,292.37

Weighted Average APR	3.47%
Weighted Average APR, Yield Adjusted	5.14%
Weighted Average Remaining Term	52.90

Flow of Funds	$ Amount

Collections	22,707,234.86
Advances	(4,567.90)
Investment Earnings on Cash Accounts	2,715.54
Servicing Fee	(461,118.67)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	22,244,263.83

Distributions of Available Funds
(1) Class A Interest	343,580.41
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,611,426.56
(7) Distribution to Certificateholders	2,266,883.96
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,244,263.83

Servicing Fee	461,118.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 09/15/14	511,272,853.53
Principal Paid	19,611,426.56
Note Balance @ 10/15/14	491,661,426.97

Class A-1
Note Balance @ 09/15/14	0.00
Principal Paid	0.00
Note Balance @ 10/15/14	0.00
Note Factor @ 10/15/14	0.0000000%

Class A-2
Note Balance @ 09/15/14	150,987,853.53
Principal Paid	19,611,426.56
Note Balance @ 10/15/14	131,376,426.97
Note Factor @ 10/15/14	55.9048625%

Class A-3
Note Balance @ 09/15/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	235,000,000.00
Note Factor @ 10/15/14	100.0000000%

Class A-4
Note Balance @ 09/15/14	109,676,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	109,676,000.00
Note Factor @ 10/15/14	100.0000000%

Class B
Note Balance @ 09/15/14	15,609,000.00
Principal Paid	0.00
Note Balance @ 10/15/14	15,609,000.00
Note Factor @ 10/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	365,953.31
Total Principal Paid	19,611,426.56
Total Paid	19,977,379.87

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	60,395.14
Principal Paid	19,611,426.56
Total Paid to A-2 Holders	19,671,821.70

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4916844
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.3493508
Total Distribution Amount	26.8410352

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2570006
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	83.4528790
Total A-2 Distribution Amount	83.7098796

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/14	93,163.89
Balance as of 09/30/14	88,595.99
Change	(4,567.90)

Reserve Account
Balance as of 09/15/14	1,903,544.61
Investment Earnings	234.69
Investment Earnings Paid	(234.69)
Deposit/(Withdrawal)	-
Balance as of 10/15/14	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61